SHARE BASED PAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Summarizes Underlying Assumptions
The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	37.7%
Risk free interest rate	0.87%
Expected life	5.33 years
Weighted average exercise price	$57.56
Price per share	$57.56

The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	31%
Risk free interest rate	2.48%
Expected life	2 years
Weighted average exercise price	$0.17
Price per share	$0.52
Grant date fair value of each option	$0.36
The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	29.67%-30.2%
Risk free interest rate	2.21%-2.28%
Expected life	5.5-7 years
Weighted average exercise price	$0.17
Price per share	$0.52
Grant date weighted average fair value per option	$0.38
The following table summarizes the underlying assumptions used in the model:

Dividend Yield	0%
Expected volatility	29.3%-29.86%
Risk free interest rate	1.8%-1.85%
Expected life	5.12-6 years
Weighted average exercise price	$0.21
Price per share	$0.52
Grant date weighed average fair value of an option	$0.34
The fair value of the options granted was estimated to be $0.6 million as of the July 13, 2020 grant date using the Black-Scholes model:

Dividend Yield	0%
Expected volatility	39.4%-37%
Risk free interest rate	0.35%-0.48%
Expected life	5.5-7 years
Weighted average exercise price	$0.17
Price per share	$1.5
The fair value of the options granted was estimated to be $0.4 million as of the November 18, 2020 grant date using the Black-Scholes model:

Dividend Yield	0%
Expected volatility	39%-42%
Risk free interest rate	0.42%-0.64%
Expected life	5.13-7 years
Weighted average exercise price	$17
Price per share	$17

Schedule of Option Activities
	2020		2019		2018
	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number

Outstanding at January 1,	1.48	1,632,220	1.56	1,113,218	1.56	1,118,077
Granted during the year	9.92	111,129	1.40	524,867	-	-
Exercised during the year	1.40	(12,473)	-	-	-	-
Forfeited during the year	1.73	(22,856)	1.81	(5,865)	2.96	(4,859)
Outstanding at December 31,	2.02	1,708,020	1.48	1,632,220	1.56	1,113,218

Vested and exercisable at December 31,	1.52	1,203,456	1.48	1,045,076	1.48	1,055,701